Fair Value Measurement (Summary of Level Three Activity for Financial Assets) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Fair Value Measurement [Abstract]
Carrying value as of January 1	$ 14,238	$ 36,969
Sale of subsidiaries	(1,737)
Amount realized due the sale of Appbuilder		(13,099)
Goodwill impairment		(9,632)
Carrying values as of December 31	$ 12,501	$ 14,238